Financial Instruments - Summary of Financial Assets And Liabilities (Detail) - Apr. 30, 2018 - Currency risk [member] $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
Cash [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Cash	$ 245	$ 8,305
Other Working Capital [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Other working capital amounts-net	$ (188)	$ 44,441